VIA EDGAR

December 27, 2006

Securities and Exchange Commission

Document Control

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Old Mutual Advisor Funds

1933 Act File No. 333-116057

1940 Act File No. 811-21587

CIK No. 0001292278

Rule 497(j) certification

Ladies and Gentlemen:

On behalf of Old Mutual Advisor Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed on December 22, 2006 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions or comments, please contact me at 720-200-7736.

Sincerely,

/s/ Rhonda A. Mills

Rhonda A. Mills

Associate Counsel

OLD MUTUAL CAPITAL, INC.